Consolidated Statements of Changes in Equity - CAD ($)	Share capital	Warrants	Contributed surplus	Deficit	Total
Balance at Dec. 31, 2022	$ 147,545,399	$ 3,517,867	$ 15,586,832	$ (114,448,510)	$ 52,201,588
Balance (in shares) at Dec. 31, 2022	64,042,536
Restricted share units exercised	$ 957,288		(957,288)
Restricted share units exercised (in shares)	704,743
Shares for services	$ 16,449				16,449
Shares for services (in shares)	5,000
Share-based compensation (note 12)			4,156,762		4,156,762
Performance share units exercised (in shares)	600,000
Net loss and comprehensive loss for the year				(28,128,292)	(28,128,292)
Balance at Dec. 31, 2023	$ 148,519,136	3,517,867	18,786,306	(142,576,802)	28,246,507
Balance (in shares) at Dec. 31, 2023	65,352,279
Issuance of common shares	$ 21,355,588				21,355,588
Issuance of common shares (in shares)	9,703,125
Share issuance costs	$ (2,651,229)				(2,651,229)
Fair value of expired warrants		$ (3,517,867)	3,517,867
Restricted share units exercised	$ 3,436,775		(3,436,775)
Restricted share units exercised (in shares)	2,378,588
Stock options exercised	$ 177,510				177,510
Stock options exercised (in shares)	175,000
Fair value of stock options exercised	$ 99,263		(99,263)
Share-based compensation (note 12)			14,277,406		14,277,406
Performance share units exercised	$ 8,398,378		(8,398,378)
Performance share units exercised (in shares)	5,000,000
Net loss and comprehensive loss for the year				(36,677,299)	(36,677,299)
Balance at Dec. 31, 2024	$ 179,335,421		$ 24,647,163	$ (179,254,101)	$ 24,728,483
Balance (in shares) at Dec. 31, 2024	82,608,992